INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Total income taxes	$ 0	$ 0	$ 0	$ 0
Monterey Capital Acquisition Corporation
Federal
Current					$ 913,808	$ 240,507
Deferred					(336,127)	(398,526)
Change in valuation allowance					336,127	398,526
Total income taxes					$ 913,808	$ 240,507